VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
VIE Disclosures
Trading assets	SFr 21,727	SFr 65,955
Net loans	216,741	268,104
Other assets	30,823	41,753
Assets	452,507	530,039
Other liabilities	14,738	16,826
Liabilities	414,391	481,563
Non-consolidated VIEs
VIE Disclosures
Trading assets	3,467	6,664
Net loans	12,703	16,027
Other assets	465	1,019
Assets	16,635	23,710
Maximum exposure to loss	19,078	32,730
Non-consolidated VIE assets	172,523	265,484
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	222	214
Net loans	1	314
Other assets	8	6
Assets	231	534
Maximum exposure to loss	233	547
Non-consolidated VIE assets	8,184	9,713
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	24	1,440
Other assets	0	0
Assets	24	1,440
Maximum exposure to loss	48	4,374
Non-consolidated VIE assets	162	7,297
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	1,823	3,877
Net loans	1,895	2,521
Other assets	2	3
Assets	3,720	6,401
Maximum exposure to loss	3,864	9,514
Non-consolidated VIE assets	35,637	79,322
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	549	750
Net loans	1,108	1,934
Other assets	97	122
Assets	1,754	2,806
Maximum exposure to loss	1,754	2,806
Non-consolidated VIE assets	96,260	115,900
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	8	7
Net loans	8,926	7,617
Other assets	67	4
Assets	9,001	7,628
Maximum exposure to loss	11,097	9,999
Non-consolidated VIE assets	28,055	38,632
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	865	1,816
Net loans	749	2,201
Other assets	291	884
Assets	1,905	4,901
Maximum exposure to loss	2,082	5,490
Non-consolidated VIE assets	SFr 4,225	SFr 14,620